Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk Fund	5/1/2020
Variable Portfolio – Managed Risk U.S. Fund	5/1/2020
Variable Portfolio – Managed Volatility Conservative Fund	5/1/2020
Variable Portfolio – Managed Volatility Conservative Growth Fund	5/1/2020
Variable Portfolio – Managed Volatility Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Conservative Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Moderate Growth Fund	5/1/2020
Columbia Funds Variable Series Trust II
Variable Portfolio – Managed Volatility Moderate Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's "More Information About the Fund" section of the Prospectus is hereby deleted.
The rest of the sections remains the same.
Shareholders should retain this Supplement for future reference.
C-2030-4 A (11/20)